Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 168	$ 495
Regulatory Liability, Long-term	1,604	1,778
Total regulatory liabilities	1,772	2,273
Accumulated reserve - COR
Regulatory Liabilities [Line Items]
Total regulatory liabilities	849	895
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	830	877
Cost Recovery Clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	32	70
BLPC Self-insurance fund ("SIF") (note 32)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	29	30
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	17	230
NMGC gas hedge settlements (note 18)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	0	162
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 15	$ 9